Business Segment Information - Reconciliation of Revenue and Net Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 93,454	[1]	$ 110,220	[1]	$ 119,643	[1]
Net income (loss)	1,446	[2]	(2,238)	[2]	6,276	[2]
Operating Segments [Member]
Segment Reporting Information [Line Items]
Segments' total revenue, net of interest expense (FTE basis)	79,218		101,667		115,044
Net income (loss)	(3,317)		(3,541)		5,343
Asset And Liability Management Activities [Member]
Segment Reporting Information [Line Items]
Revenues	7,576		1,899		536
Net income (loss)	498		(2,476)		(5,828)
Equity Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	7,044		4,574		10,586
Net income (loss)	4,438		2,882		6,669
Liquidating Businesses [Member]
Segment Reporting Information [Line Items]
Revenues	2,708		5,157		6,972
Net income (loss)	(94)		727		462
Fully Taxable Equivalent Basis Adjustment [Member]
Segment Reporting Information [Line Items]
Revenues	(972)		(1,170)		(1,301)
Merger and restructuring charges [Member]
Segment Reporting Information [Line Items]
Net income (loss)	(402)		(1,146)		(1,714)
Other Adjustment [Member]
Segment Reporting Information [Line Items]
Revenues	(2,120)		(1,907)		(795)
Net income (loss)	323		1,316		1,344
Securitization Impact [Member]
Segment Reporting Information [Line Items]
Revenues					$ (11,399)

[1]	There were no material intercompany revenues between geographic regions for any of the periods presented.
[2]	There were no material intersegment revenues.